Consolidated Statements of Operations - USD ($) shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Total revenues	$ 198,000	$ 1,788,000
Expenses:
Research and development	12,687,000	10,562,000
General and administrative	12,404,000	7,421,000
Total operating expense	25,091,000	17,983,000
Operating loss	(24,893,000)	(16,195,000)
Other income / (expense):
Net loss on debt extinguishment	(1,794,000)	(3,345,000)
Interest income	153,000	15,000
Interest expense	(495,000)	(1,409,000)
Other (expense) / income, net	(446,000)	401,000
Other expense, net	(2,582,000)	(4,338,000)
Net loss	(27,475,000)	(20,533,000)
AEROSURF warrant dividend		(12,505,000)
Deemed dividend on Series A preferred stock		(1,718,000)
Net loss attributable to common shareholders	$ (27,475,000)	$ (34,756,000)
Net loss per common share Basic and diluted (in dollars per share)	$ (2.51)	$ (23.20)
Weighted average number of common shares outstanding Basic and diluted (in shares)	10,928	1,498
Grant [Member]
License revenue with affiliate		$ 765,000
License [Member]
License revenue with affiliate	$ 198,000	$ 1,023,000